Document and Entity Information	Aug. 26, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 26, 2022
Entity Registrant Name	Nogin, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40682
Entity Tax Identification Number	86-1370703
Entity Address, Address Line One	1775 Flight Way STE 400, Tustin
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92782
City Area Code	949
Local Phone Number	864-8136
Entity Information, Former Legal or Registered Name	Software Acquisition Group Inc. III
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001841800
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	1980 Festival Plaza Drive
Entity Address, Address Line Two	Ste. 300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
Common stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	NOGN
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50 per share
Trading Symbol	NOGNW
Security Exchange Name	NASDAQ